Prepaid expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments [Abstract]
Prepaid taxes	$ 19,293	$ 20,521
Prepaid commissions	3,186	3,489
Prepaid insurance	462	416
Prepaid to supplier	28,222	29,842
Total prepaid expenses	51,163	54,268
Current	42,926	44,635
Non-current	$ 8,237	$ 9,633